SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Compensation of directors, supervisors and senior management (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant related party transactions
Fees	¥ 579	¥ 683	¥ 780
Basic salaries, housing fund, other allowances and benefits in kind	4,526	3,996	4,665
Pension costs	449	207	513
Total remuneration	5,554	4,886	5,958
Key management personnel
Significant related party transactions
Fees	580	683	780
Basic salaries, housing fund, other allowances and benefits in kind	6,225	5,810	6,945
Pension costs	634	301	715
Total remuneration	¥ 7,439	¥ 6,794	¥ 8,440